Financial Instruments And Risks - Summary of Out The Group's Financial Assets And Financial Liabilities Exposed To Interest Rate Risk (Detail) ¥ in Thousands, $ in Millions	Dec. 31, 2022 CNY (¥)	Jun. 14, 2022 CNY (¥)	Jun. 14, 2022 USD ($)	Jun. 07, 2022 CNY (¥)	Jun. 07, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
ASSETS
Cash at bank	¥ 43,882,127					¥ 34,743,188	¥ 24,158,568
Restricted cash	26,508,631					30,453,539
Financial assets at fair value through profit or loss	29,089,447					31,023,211
Financial assets at amortized cost	4,716,448					3,784,613
Financial assets purchased under reverse repurchase agreements	0					5,527,177
Accounts and other receivables and contract assets	15,758,135					22,344,773
Loans to customers	211,446,645					214,972,110
LIABILITIES
Payable to platform investors	1,569,367					2,747,891
Borrowings	36,915,513					25,927,417
Bonds issued	2,143,348	¥ 2,013,000	$ 300	¥ 2,013,000	$ 300	0
Accounts and other payables and contract liabilities	9,130,939					8,814,255
Payable to investors of consolidated structured entities	177,147,726					195,446,140
Financing guarantee liabilities	5,763,369					2,697,109
Lease liabilities	748,807					794,544
Convertible promissory note payable	5,164,139					10,669,498
Convertible redeemable preferred shares	8,142,908					7,405,103
Total financial liabilities	246,726,116					254,501,957
Total interest rate sensitivity gap	84,675,317					88,346,654
Gross carrying amount [member]
ASSETS
Cash at bank	43,882,127					34,743,188
Restricted cash	26,508,631					30,453,539
Financial assets at fair value through profit or loss	29,089,447					31,023,211
Financial assets at amortized cost	6,594,786					5,123,589	¥ 7,735,834	¥ 10,010,959
Financial assets purchased under reverse repurchase agreements						5,527,177
Accounts and other receivables and contract assets	15,758,135					22,344,773
Loans to customers	211,446,645					214,972,110
Total financial assets	331,401,433					342,848,611
Not later than three months [member]
ASSETS
Cash at bank	33,218,805					29,263,128
Restricted cash	24,333,782					27,792,006
Financial assets at fair value through profit or loss	7,128,410					12,544,935
Financial assets at amortized cost	2,502,673					1,168,502
Financial assets purchased under reverse repurchase agreements						5,527,177
Loans to customers	51,150,197					51,563,466
Total financial assets	118,333,867					127,859,214
LIABILITIES
Borrowings	9,086,732					13,074,069
Accounts and other payables and contract liabilities	3,745,929
Payable to investors of consolidated structured entities	42,664,737					46,086,474
Lease liabilities	126,034					141,719
Total financial liabilities	55,623,432					59,302,262
Nominal amount of interest rate swap	(8,984,334)					(8,224,653)
Total interest rate sensitivity gap	71,694,769					76,781,605
Later than three months and not later than one year [member]
ASSETS
Cash at bank	42,142					70,579
Restricted cash	1,544,978					554,499
Financial assets at fair value through profit or loss	1,131,041					3,459,334
Financial assets at amortized cost	647,026					500,740
Loans to customers	95,812,445					98,295,888
Total financial assets	99,177,632					102,881,040
LIABILITIES
Borrowings	27,828,781					12,853,348
Bonds issued	2,143,348
Payable to investors of consolidated structured entities	86,300,977					95,848,045
Lease liabilities	294,856					322,317
Convertible redeemable preferred shares	8,142,908
Total financial liabilities	124,710,870					109,023,710
Nominal amount of interest rate swap	8,984,334
Total interest rate sensitivity gap	(34,517,572)					(6,142,670)
Later than one year and not later than two years [member]
ASSETS
Cash at bank	1,602,690					363,691
Restricted cash	482,037					1,786,219
Financial assets at fair value through profit or loss	313,221					919,458
Financial assets at amortized cost	112,128					920,815
Loans to customers	49,552,823					51,345,667
Total financial assets	52,062,899					55,335,850
LIABILITIES
Payable to investors of consolidated structured entities	44,005,269					48,048,309
Lease liabilities	253,475					238,250
Convertible promissory note payable	0					10,669,498
Convertible redeemable preferred shares	0					7,405,103
Total financial liabilities	44,258,744					66,361,160
Nominal amount of interest rate swap	0					8,224,653
Total interest rate sensitivity gap	7,804,155					(19,249,963)
Later than two years and not later than three years [member]
ASSETS
Cash at bank	3,490,181					1,538,551
Restricted cash	147,478					306,371
Financial assets at fair value through profit or loss	0					262,969
Financial assets at amortized cost	856,808					107,676
Loans to customers	9,616,373					11,182,096
Total financial assets	14,110,840					13,397,663
LIABILITIES
Payable to investors of consolidated structured entities	4,111,964					5,463,312
Lease liabilities	67,629					83,166
Total financial liabilities	4,179,593					5,546,478
Total interest rate sensitivity gap	9,931,247					7,851,185
Later than three years [member]
ASSETS
Cash at bank	5,528,309					3,507,239
Restricted cash	356					14,444
Loans to customers	158,248					1,002
Total financial assets	5,686,913					3,522,685
LIABILITIES
Payable to investors of consolidated structured entities	64,779
Lease liabilities	6,813					9,092
Convertible promissory note payable	5,164,139
Total financial liabilities	5,235,731					9,092
Total interest rate sensitivity gap	451,182					3,513,593
Overdue [Member]
ASSETS
Financial assets at fair value through profit or loss	2,454,227					1,164,095
Financial assets at amortized cost	597,813					1,086,880
Loans to customers	5,156,559					2,583,991
Total financial assets	8,208,599					4,834,966
LIABILITIES
Total interest rate sensitivity gap	8,208,599					4,834,966
No Interest [Member]
ASSETS
Financial assets at fair value through profit or loss	18,062,548					12,672,420
Accounts and other receivables and contract assets	15,758,135					22,344,773
Total financial assets	33,820,683					35,017,193
LIABILITIES
Payable to platform investors	1,569,367					2,747,891
Accounts and other payables and contract liabilities	5,385,010					8,814,255
Financing guarantee liabilities	5,763,369					2,697,109
Total financial liabilities	12,717,746					14,259,255
Total interest rate sensitivity gap	¥ 21,102,937					¥ 20,757,938